8. Capital Stock (Details 1)	12 Months Ended
Mar. 31, 2015 CAD CAD / shares shares
Warrant
Number of warrants | shares	940,083
Exercisable warrants | shares	615,083
Weighted average exercise price | CAD / shares	CAD 0.63
Grant date fair value equity | CAD	CAD 190,198
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD	CAD 364,878
Expiry June 6, 2016
Number of warrants | shares	300,383
Exercisable warrants | shares	300,383
Weighted average exercise price | CAD / shares	CAD 1.68
Grant date fair value equity | CAD	CAD 170,908
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD
Expiry June 7, 2016
Number of warrants | shares	5,000
Exercisable warrants | shares	5,000
Weighted average exercise price | CAD / shares	CAD 1.12
Grant date fair value equity | CAD	CAD 3,180
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD
Expiry June 6, 2017
Number of warrants | shares	22,500
Exercisable warrants | shares	22,500
Weighted average exercise price | CAD / shares	CAD 1.12
Grant date fair value equity | CAD	CAD 16,110
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD
Expiry April 1, 2017
Number of warrants | shares	600,000
Exercisable warrants | shares	275,000
Weighted average exercise price | CAD / shares
Grant date fair value equity | CAD
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD	CAD 356,675
Expiry October 22, 2016
Number of warrants | shares	3,350
Exercisable warrants | shares	3,350
Weighted average exercise price | CAD / shares
Grant date fair value equity | CAD
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD	CAD 1,990
Expiry November 30, 2016
Number of warrants | shares	8,850
Exercisable warrants | shares	8,850
Weighted average exercise price | CAD / shares
Grant date fair value equity | CAD
Fair Value at March 31, 2015 of Vested Warrants - Liability | CAD	CAD 6,213